SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contracts and contract-related liabilities with customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	$ 512,822	$ 768,805	$ 1,072,300
Increase/ (Decrease), Contract with Customer Liability	(255,983)	(303,495)
Outstanding Gaming Chips And Tokens [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	205,780	473,330	638,702
Increase/ (Decrease), Contract with Customer Liability	(267,550)	(165,372)
Loyalty Program Liabilities [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	29,175	39,591	46,729
Increase/ (Decrease), Contract with Customer Liability	(10,416)	(7,138)
Advanced Customer Deposits And Ticket Sales [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	277,867	255,884	$ 386,869
Increase/ (Decrease), Contract with Customer Liability	$ 21,983	$ (130,985)